Note 3 - Debt and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Marketable Securities [Table Text Block]
	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Estimated Market
	Amortized Cost	Gains	Losses	Value
Government-sponsored enterprises (GSEs)	$59,735	48	204	59,579
Mortgage-backed securities	265,648	2,300	635	267,313
Asset-backed securities	27,531	1	303	27,229
Obligations of states and political subdivisions	67,293	559	828	67,024
	$420,207	2,908	1,970	421,145
	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Estimated Market
	Amortized Cost	Gains	Losses	Value
Government-sponsored enterprises (GSEs)	$71,446	—	2,979	68,467
Mortgage-backed securities	152,375	9	4,874	147,510
Asset-backed securities	22,534	10	844	21,700
Obligations of states and political subdivisions	49,328	22	1,775	47,575
	$295,683	41	10,472	285,252

Investments Classified by Contractual Maturity Date [Table Text Block]
	In Thousands
Securities Available-For-Sale	Amortized Cost	Estimated Market Value
Due in one year or less	$472	471
Due after one year through five years	18,332	18,319
Due after five years through ten years	56,626	56,622
Due after ten years	51,598	51,191
	127,028	126,603
Mortgage and asset-backed securities	293,179	294,542
	$420,207	421,145

Schedule of Realized Gain (Loss) [Table Text Block]
	In Thousands
	2019	2018	2017
Gross proceeds	$37,325	39,857	35,555
Gross realized gains	$75	102	76
Gross realized losses	(343)	(752)	(251)
Net realized gains (losses)	$(268)	(650)	(175)

Schedule of Unrealized Loss on Investments [Table Text Block]
	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2019	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
GSEs	$16,507	$114	5	$24,658	$90	9	$41,165	$204
Mortgage-backed securities	45,862	182	21	56,917	453	52	102,779	635
Asset-backed securities	17,807	161	10	7,317	142	4	25,124	303
Obligations of states and political subdivisions	30,423	783	26	3,858	45	10	34,281	828
	$110,599	$1,240	62	$92,750	$730	75	$203,349	$1,970
	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2018	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
GSEs	$—	$—	—	$68,467	$2,979	28	$68,467	$2,979
Mortgage-backed securities	8,651	64	10	137,457	4,810	94	146,108	4,874
Asset-backed securities	—	—	—	20,597	844	14	20,597	844
Obligations of states and political subdivisions	4,064	26	6	39,841	1,749	94	43,905	1,775
	$12,715	$90	16	$266,362	$10,382	230	$279,077	$10,472